DEBT - Schedule of Weighted Average Net Effective Interest Rate (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Weighted average interest rate	7.40%	8.10%
Amount Outstanding	$ 296,769,786	$ 267,216,692
Mortgage Loan
Statement [Line Items]
Weighted average interest rate	7.10%	8.00%
Amount Outstanding	$ 284,281,896	$ 263,225,723
Other loans
Statement [Line Items]
Weighted average interest rate	14.50%	15.60%
Amount Outstanding	$ 12,487,890	$ 3,990,969